Stockholders' Deficit - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Deficit
Preferred shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0